Supplemental cash flow information	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Supplemental cash flow information
27.	Supplemental cash flow information

(1)	Classification of cash flows in Financial Services segment
Sony classifies the cash flows from changes in assets and liabilities associated with the
insurance business and banking business, such as investments and advances, deposits from customers, policyholders’ account and borrowings/debt, as cash flows from operating activities in the consolidated statements of cash flows.

(2)	Classification of cash flows of content assets
Sony classifies the cash flows from the additions and disposals of content assets as cash flows from operating activities in the consolidated statements of cash flows because the additions and disposals of content assets are derived from the principal revenue-producing activities of Sony.

(3)	Interest and dividends

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Interest received
Financial services revenue	198,310	208,170
Financial income	8,409	6,988
Dividends received
Financial services revenue	19,299	27,075
Financial income	1,559	2,800
Interest paid
Financial services expenses	9,659	6,607
Financial expenses	8,172	8,843
The above are items presented in the consolidated statements of income, which include cash flows for interest and dividends.
Sony classifies the cash flows from interest and dividends of the above as cash flows from operating activities in the consolidated statements of cash flows.

(4)	Non-cash investing and financing activities
There was an increase in ROU assets as a result of entering into lease contracts and the conversion of convertible bonds during the fiscal years ended March 31, 2021 and 2022. Refer to (5) Reconciliation of liabilities arising from financing activities for more details.
In addition, during the fiscal year ended March 31, 2022, a portion of the consideration received as a result of transferring of certain operations of Game Show Network, LLC was in the form of stock. Refer to Note 31 for more details.
(5)	Reconciliation of liabilities arising from financing activities

	Yen in millions
	Short-term borrowings	Long-term debt
Balance as of April 1, 2020	66,631	817,919

Net cash flows from financing activities	(18,334)	147,017
Acquisitions through business combinations	—	59
Non-cash items:
Conversion of convertible bonds	—	(78,342)
Obtaining assets by entering into lease contracts	—	56,247
Translation adjustment	106	15,514
Other	4,134	10,630

Total changes	(14,094)	151,125

Balance as of March 31, 2021	52,537	969,044

Net cash flows from financing activities	408	(163,104)
Acquisitions through business combinations	—	8,346
Non-cash items:
Conversion of convertible bonds	—	(14,597)
Obtaining assets by entering into lease contracts	—	121,937
Translation adjustment	1,659	35,652
Other	1,487	(6,045)

Total changes	3,554	(17,811)

Balance as of March 31, 2022	56,091	951,233

The amount of short-term borrowings and long-term debt associated with the insurance business and banking business operations, which are classified as cash flows from operating activities in the consolidated statements of cash flows, is excluded from the amount above
.
(6)	Components of cash and cash equivalents

	Yen in millions
	April 1	March 31
	2020	2021	2022
Cash and demand deposits	1,034,265	902,036	1,824,912
Time deposits with original maturities of three months or less	369,428	635,848	72,270
Money market funds	108,830	249,098	71,554
Call loans	—	—	80,900

Total	1,512,523	1,786,982	2,049,636

Cash and demand deposits, time deposits with original maturities of three months or less and call loans are classified as financial assets required to be measured at amortized cost, whose carrying amounts approximate their fair values mainly due to their short-term nature. Money market funds are short-term and highly liquid investments with insignificant risk of changes in value. Money market funds are classified as financial assets required to be measured at fair value through profit or loss and classified within Level 1 of the fair value hierarchy.